Stock-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stock Based Compensation (Textuals)
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant		10,000,000
Number of Shares Remaining Available for Issuance Under the AEP Long-Term Incentive Plan		5,249,391
Reduction in Aggregate Common Shares Authorized Per Share Issued Pursuant to Stock Options or Stock Appreciation Rights		0.286
Performance Units and AEP Career Shares Reinvested Dividends Portion For [Member]
Performance Units
Awarded Units	[1]	63,300	74,500	73,400
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology
Weighted Average Grant Date Fair Value		$ 98.73	$ 84.48	$ 84.87
Stock Based Compensation [Member]
Compensation Cost and Actual Tax Benefit Realized for the Tax Deductions from Compensation Cost for Share-based Payment Arrangements
Compensation Cost for Share-based Payment Arrangements	[2]	$ 63.3	$ 61.1	$ 53.8
Actual Tax Benefit Realized		8.0	8.7	7.2
Total Compensation Cost Capitalized		16.0	$ 16.9	$ 20.4
Stock Based Compensation (Textuals)
Total Unrecognized Compensation Cost Related to Unvested Share-based Compensation Arrangements Granted		$ 78.0
Weighted-average Period of Unrecognized Compensation Costs (in years)		1 year 4 months 28 days
Stock Unit Accumulation Plan for Non Employee Directors [Member]
Stock Based Compensation (Textuals)
Number of Years After Termination of Board Service Participant Can Elect to Have Stock Units Paid in Cash		10 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology
Weighted Average Grant Date Fair Value		$ 95.16	$ 84.54	$ 83.80
Awarded Units		14,500	12,600	12,100
Restricted Stock Units (RSUs) [Member]
Total Fair Value and Total Intrinsic Value of Restricted Shares and Restricted Stock Units Vested
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value		$ 17.8	$ 20.5	$ 22.9
Intrinsic Value of Restricted Shares and Restricted Stock Units Vested	[3]	$ 20.3	$ 22.0	$ 25.2
Status of Nonvested Restricted Shares and Restricted Stock Units
Nonvested, Shares/Units, Beginning Balance		424,300
Nonvested, Weighted Average Grant Date Fair Value, Beginning of Period		$ 84.86
Shares/Units, Vested		(209,000.0)
Weighted Average Grant Date Fair Value, Vested		$ 85.15
Shares/Units, Forfeited		(46,100)
Weighted Average Grant Date Fair Value, Shares/Units, Forfeited		$ 85.80
Nonvested, Shares/Units, Ending Balance		459,600	424,300
Nonvested, Weighted Average Grant Date Fair Value, End of Period		$ 88.05	$ 84.86
Stock Based Compensation (Textuals)
Maximum Contractual Term of Outstanding Restricted Stock Units (in months)		40 months
Total Aggregate Intrinsic Value of Nonvested Shares		$ 44.0
Weighted Average Remaining Contractual Life of Nonvested Shares (in years)		1 year 9 months 18 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology
Weighted Average Grant Date Fair Value		$ 90.48	$ 80.39	$ 94.38
Awarded Units		290,400	280,000.0	268,700
Performance Units [Member]
Performance Units
Awarded Units		530,300	565,000.0	424,800
Vesting Period (in years)		3 years	3 years	3 years
Certified Performance Scores and Units Earned
Certified Performance Score		131.10%	102.90%	128.20%
Performance Units Earned		512,660	537,166	757,858
Performance Units Manditorily Deferred as AEP Career Shares		28,282	14,613	13,614
Performance Units Voluntarily Deferred into the Incentive Compensation Deferral Program		23,609	22,915	26,936
Share Based Compensation Performance Units to be Settled in Shares	[4]	460,769	499,638	717,308
Cash Payouts
Equity Payouts for Performance Units		$ 43.2	$ 54.7	$ 75.4
Stock Based Compensation (Textuals)
Performance Score by HR Committee, Lower Range		0.00%
Performance Score by HR Committee, Higher Range		200.00%
Equity Payouts For Career Share Distributions		$ 5.1	$ 4.0	$ 1.9
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	[5]	2 years 10 months 9 days	2 years 10 months 17 days	2 years 10 months 13 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum		25.92%	25.87%	13.67%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum		40.82%	39.90%	28.15%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		1.64%	0.19%	1.40%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	[6]	0.00%	0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Weighted Average Volatility Rate		31.09%	31.01%	16.39%
Weighted Average Grant Date Fair Value		$ 97.61	$ 81.02	$ 116.56
Performance Units and Reinvested Dividends [Member]
Share Based Compensation Performance Units Converted to Shares	[7]	461,000
Performance Units
Awarded Units		45,500
Status of Nonvested Restricted Shares and Restricted Stock Units
Nonvested, Shares/Units, Beginning Balance		923,800
Nonvested, Weighted Average Grant Date Fair Value, Beginning of Period		$ 96.15
Shares/Units, Vested	[7]	(395,800)
Weighted Average Grant Date Fair Value, Vested		$ 116.06
Shares/Units, Forfeited		(91,600)
Weighted Average Grant Date Fair Value, Shares/Units, Forfeited		$ 84.81
Nonvested, Shares/Units, Ending Balance		1,012,200	923,800
Nonvested, Weighted Average Grant Date Fair Value, End of Period		$ 90.27	$ 96.15
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology
Weighted Average Grant Date Fair Value		$ 98.73

[1]	The vesting period for the reinvested dividends on performance shares is equal to the remaining life of the related performance shares. Dividends on AEP career shares vest immediately when the dividend is awarded but are not settled in AEP common stock until after the participant’s AEP employment ends.
[2]	Compensation cost for share-based payment arrangements is included in Other Operation and Maintenance expenses on the statements of income.
[3]	Intrinsic value is calculated as market price at the vesting date.
[4]	Performance shares settled in AEP common stock in the quarter following the end of the year shown.
[5]	Period from award date to vesting date.
[6]	Equivalent to reinvesting dividends.
[7]	The vested Performance Shares will be converted to 461 thousand shares based on the closing share price on the day before settlement.